1933 Act File No. 2-57181
                                                      1940 Act File No. 811-2677

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                ------

      Pre-Effective Amendment No.         .....................

      Post-Effective Amendment No.   54   .....................   X
                                   -------                      ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                        ------

      Amendment No.   38   ...................................   X
                    -------                                    ------

                    FEDERATED MUNICIPAL SECURITIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) x on July 30, 1999, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
 _  on __________________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                                              Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037


PROSPECTUS
Federated Municipal Securities Fund, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


A mutual fund seeking to provide for its shareholders a high level of current income which is exempt from federal regular income tax by investing in a portfolio of long-term, tax exempt securities.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

JULY 31,1999

CONTENTS


Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities in Which the Fund Invests?  6
What are the Specific Risks of Investing in the Fund?  9
What Do Shares Cost?  10
How is the Fund Sold?  12
How to Purchase Shares  13
How to Redeem and Exchange Shares  14
Account and Share Information  17
Who Manages the Fund?  18
Financial Information  19


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its objective by investing in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations
(AMT). The Fund invests primarily in long-term, investment grade, tax exempt securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:


*  defaults or an increase in the risk of defaults on portfolio securities;


*  a change in prevailing interest rates.

Other risk factors associated with an investment in the Fund include liquidity risk, call risk, sector risk and leverage risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Municipal Securities Fund as of the calendar year-end for each of ten years.

The 'y' axis reflects the "% Total Return" beginning with "-5.0%" and increasing in increments of 5.0% up to 15%. The 'x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are:
10.44%, 5.78%, 12.54%, 8.36%, 10.28%, -3.80%, 12.98%, 0.85%, 9.26%, and 5.54%.


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.


The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund's total return from January 1, 1999 to June 30, 1999, was (3.87%).

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.85% (quarter ended June 30, 1989). Its lowest quarterly return was (4.13%) (quarter ended March 31, 1994).


AVERAGE ANNUAL TOTAL RETURN


The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond Index (LBMBI), a broad-based market index and the Lipper General Municipal Funds Average (LGMFA), an average of funds with similar objectives. The LBMBI is the Fund's total return performance benchmark for the long-term, investment grade market. The LGMFA represents the average of the total returns reported by all mutual funds designated by Lipper Analytical Services, Inc. as falling in the category indicated. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD          CLASS A   CLASS B   CLASS C   LBMBI   LGMFA
1 Year                   0.84%     (1.08%)   3.58%     6.48%   5.32%
5 Years                  3.85%     NA        3.90%     6.22%   5.44%
10 Years                 6.62%     NA        NA        8.22%   7.69%
Start of Performance 1   6.34%      4.64%    4.26%     NA      NA

1 The Fund's Class A, Class B and Class C Shares start of performance dates were October 4, 1976, July 26, 1994, and April 21, 1993, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED MUNICIPAL SECURITIES FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, Class B, or Class C Shares.

SHAREHOLDER FEES                           CLASS A         CLASS B             CLASS C
Fees Paid Directly
From
Your
Investment
Maximum Sales
Charge
(Load) Imposed
on
Purchases (as a
percentage
of offering price)                         4.50%           None                None
Maximum Deferred
Sales
Charge (Load) (as
a
percentage of
original
purchase price
or
redemption proceeds,
as
applicable)                                0.00%           5.50%               1.00%
Maximum Sales
Charge
(Load) Imposed
on
Reinvested Dividends
(and
other
Distributions)
(as a percentage
of
offering price)                            None            None                None
Redemption Fee (as
a
percentage of
amount
redeemed, if applicable)                   None            None                None
Exchange Fee                               None            None                None

ANNUAL FUND
OPERATING
EXPENSES (Before Waiver)
1
Expenses That are
Deducted
From Fund Assets (as
a
percentage of average
net
assets)
Management Fee                             0.55%           0.55%               0.55%
Distribution (12b-1) Fee                   None            0.75%               0.75%
Shareholder Services Fee 2                 0.25%           0.25%               0.25%
Other Expenses                             0.21%           0.21%               0.21%
Total Annual
Fund
Operating Expenses                         1.01%           1.76% 3             1.76%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 1999.

Total Waiver of
Fund
Expenses 0.14% 0.00% 0.01% Total Actual Annual Fund Operating Expenses (after waiver) 0.87% 1.76% 1.75% 2 The shareholder services fee for Class A Shares and
Class C Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Class A
Shares and Class C Shares (after voluntary reduction) was 0.11% and 0.24%, respectively, for the year ended March 31, 1999. 3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A
Expenses assuming redemption        $548      $757      $983     $1,631
Expenses assuming no redemption     $548      $757      $983     $1,631
CLASS B
Expenses assuming redemption        $729      $954    $1,154     $1,942
Expenses assuming no redemption     $179      $554      $954     $1,942
CLASS C
Expenses assuming redemption        $279      $554      $954     $2,073
Expenses assuming no redemption     $179      $554      $954     $2,073


What are the Fund's Investment Strategies?


The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to AMT. The Fund invests primarily in long-term, investment grade, tax exempt securities. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide superior levels of after tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:


*  current and expected U.S. economic growth;

*  current and expected interest rates and inflation;

*  the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.


The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:


* the economic feasibility of revenue bond financings and general purpose financings;


*  the financial condition of the issuer or guarantor; and


*  political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.


The Adviser attempts to provide superior levels of after tax total return. After tax total return consists of two components: (1) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares; and (2) income received from the Fund's portfolio securities. The Adviser seeks total return on an after tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

The Adviser's ability to formulate an accurate interest rate outlook, coupled with effective management of the Fund's duration as described above, is critical to the Adviser's achievement of this component of its strategy. The Adviser will seek to further enhance after tax total return by engaging in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to AMT, which may offer higher returns.

HEDGING


Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different futures contracts, or futures contracts and securities. The Fund's ability to hedge may be limited by the costs of the futures contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use futures contracts that cover a narrow range of circumstances; or (3) involve the sale of futures contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


TEMPORARY DEFENSIVE INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.


What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends or distributions of a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

INVERSE FLOATERS


An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate, tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

ZERO COUPON SECURITIES


Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.


The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.


TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

VARIABLE RATE DEMAND INSTRUMENTS


Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

FUTURES CONTRACTS

Futures contracts, which are a form of derivative contracts, provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.


The Fund may buy and sell interest rate and index financial futures contracts. Depending upon how the Fund uses futures contracts and the relationships between the market value of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS


Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.


ASSET COVERAGE


In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES


The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS


A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.


LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

What Do Shares Cost?


You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).


NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                               MAXIMUM SALES CHARGE
                 MINIMUM
                 INITIAL/                   CONTINGENT
                 SUBSEQUENT    FRONT-END    DEFERRED
                 INVESTMENT    SALES        SALES
SHARES OFFERED   AMOUNTS 1     CHARGE 2     CHARGE 3
Class A          $1,500/$100   4.50%        None
Class B          $1,500/$100   None         5.50%
Class C          $1,500/$100   None         1.00%

1 The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

CLASS A SHARES
                                    Sales Charge
                                    as a Percentage    Sales Charge
                                    of Public          as a Percentage
Purchase Amount                     Offering Price     of NAV
Less than $100,000                  4.50%              4.71%
$100,000 but less than $250,000     3.75%              3.90%
$250,000 but less than $500,000     2.50%              2.56%
$500,000 but less than $1 million   2.00%              2.04%
$1 million or greater 1             0.00%              0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

*  combining concurrent purchases of Shares:

-  by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

*  within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.


If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A SHARES
A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

CLASS B SHARES
Shares Held Up To:  CDSC
1 year                                   5.50%
2 years                                  4.75%
3 years                                  4.00%
4 years                                  3.00%
5 years                                  2.00%
6 years                                  1.00%
7 years or more                          0.00%
CLASS C SHARES
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

*  purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);


* purchased through investment professionals who did not receive advanced sales payments;

*  if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

*  if your redemption is a required retirement plan distribution; or


*  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

*  Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals and institutions, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.
(Federated).


RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

*  Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

*  Fund Name and Share Class, account number and account registration;

*  amount to be redeemed or exchanged;

*  signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

*  ensure that the account registrations are identical;

*  meet any minimum initial investment requirements; and

*  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES


You will not be charged a CDSC on SWP redemptions if:

*  you redeem 12% or less of your account value in a single year;

*  you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company (formerly Federated Advisers). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:


J. SCOTT ALBRECHT


J. Scott Albrecht has been the Fund's portfolio manager since 1996. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.


MARY JO OCHSON


Mary Jo Ochson has been the Fund's portfolio manager since 1996. She is Vice President of the Fund.
Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the
Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.30% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED MARCH 31               1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING
OF PERIOD                       $10.91       $10.31       $10.82       $10.92       $11.20
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income             0.53         0.46         0.55         0.66         0.67
Net realized and
unrealized gain (loss)
on investments                   (0.05)        0.64        (0.36)       (0.09)       (0.05)
TOTAL FROM INVESTMENT
OPERATIONS                        0.48         1.10         0.19         0.57         0.62
LESS DISTRIBUTIONS:
Distributions from net
investment income                (0.52)       (0.46)       (0.55)       (0.66)       (0.67)
Distributions in excess of
net investment income 1              -        (0.01)       (0.05)           -            -
Total distributions from
net investment income            (0.52)       (0.47)       (0.60)       (0.66)       (0.67)
Distributions from net
realized gain
on investments                       -        (0.03)       (0.10)       (0.01)       (0.23)
TOTAL DISTRIBUTIONS              (0.52)       (0.50)       (0.70)       (0.67)       (0.90)
NET ASSET VALUE, END OF
PERIOD                          $10.87       $10.91       $10.31       $10.82       $10.92
TOTAL RETURN 2                    4.46%       11.28%        1.84%        5.32%        5.90%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                          0.87%        0.86%        0.93%        0.98%        0.92%
Net investment income             4.86%        4.70%        5.37%        5.97%        6.17%
Expense
waiver/reimbursement 3            0.14%        0.14%        0.14%        0.13%           -
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $562,883     $591,310     $595,515     $663,538     $708,712
Portfolio turnover                  31%          64%          33%          29%          41%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED MARCH 31              1999        1998        1997        1996        1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                      $10.91      $10.31      $10.82      $10.92      $11.06
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.43        0.38        0.47        0.56        0.40
Net realized and
unrealized gain (loss)
on investments                  (0.05)       0.64       (0.37)      (0.09)      (0.03)
TOTAL FROM INVESTMENT
OPERATIONS                       0.38        1.02        0.10        0.47        0.37
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.42)      (0.38)      (0.47)      (0.56)      (0.40)
Distributions in excess of
net investment income 2             -       (0.01)      (0.04)          -           -
Total distributions from
net investment income           (0.42)      (0.39)      (0.51)      (0.56)      (0.40)
Distributions from net
realized gain on
investments                         -       (0.03)      (0.10)      (0.01)      (0.11)
TOTAL DISTRIBUTIONS             (0.42)      (0.42)      (0.61)      (0.57)      (0.51)
NET ASSET VALUE, END OF
PERIOD                         $10.87      $10.91      $10.31      $10.82      $10.92
TOTAL RETURN 3                   3.53%      10.30%       0.94%       4.40%       3.49%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         1.76%       1.75%       1.82%       1.86%       1.84% 4
Net investment income            3.97%       3.81%       4.50%       5.23%       5.94% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $88,756     $87,304     $77,536     $58,296     $18,201
Portfolio turnover                 31%         64%         33%         29%         41%

1 Reflects operations for the period from July 26, 1994 (date of initial public offering) to March 31, 1995.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR  ENDED  MARCH 31            1999        1998        1997        1996        1995
NET ASSET VALUE, BEGINNING
OF PERIOD                      $10.91      $10.31      $10.82      $10.92      $11.20
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.43        0.37        0.46        0.56        0.58
Net realized and
unrealized gain (loss)
on investments                  (0.05)       0.65       (0.36)      (0.09)      (0.05)
TOTAL FROM INVESTMENT
OPERATIONS                       0.38        1.02        0.10        0.47        0.53
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.42)      (0.37)      (0.46)      (0.56)      (0.58)
Distributions in excess of
net investment income 1             -       (0.02)      (0.05)          -           -
Total distributions from
net investment income           (0.42)      (0.39)      (0.51)      (0.56)      (0.58)
Distributions from net
realized gain on
investments                         -       (0.03)      (0.10)      (0.01)      (0.23)
TOTAL DISTRIBUTIONS             (0.42)      (0.42)      (0.61)      (0.57)      (0.81)
NET ASSET VALUE, END OF
PERIOD                         $10.87      $10.91      $10.31      $10.82      $10.92
TOTAL RETURN 2                   3.54%      10.31%       0.95%       4.42%       4.96%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         1.75%       1.74%       1.81%       1.82%       1.81%
Net investment income            3.98%       3.83%       4.51%       5.16%       5.28%
Expense
waiver/reimbursement 3           0.01%       0.01%       0.01%       0.04%          -
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $16,870     $17,616     $20,544     $25,914     $22,389
Portfolio turnover                 31%         64%         33%         29%         41%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

[Graphic]
Federated
World-Class Investment Manager
PROSPECTUS

Federated Municipal Securities Fund, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


JULY 31, 1999


A Statement of Additional Information (SAI) dated July 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, the semi-annual report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated
Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-2677

Cusip 313913105
Cusip 313913204
Cusip 313913303
G00322-01 (7/99)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION
Federated Municipal Securities Fund, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Municipal Securities Fund, Inc. (Fund), dated July 31, 1999.



This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.



JULY 31, 1999

 [Graphic]
 Federated
 World-Class Investment Manager
 Federated Municipal Securities Fund, Inc.
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

8051601B (7/99)



[Graphic]

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  4

How is the Fund Sold?  5

Exchanging Securities for Shares  6

Subaccounting Services  6

Redemption in Kind  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  13

Financial Information  14

Investment Ratings  14

Addresses  16

How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on September 10, 1976. The Fund changed its name from Liberty Municipal Securities Fund, Inc. to Federated Municipal Securities Fund, Inc. on February 26, 1996. The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all of the above-mentioned Shares.

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities, in addition to those described in the prospectus, for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



The following describes the types of fixed income securities, in addition to those described in the prospectus, in which the Fund invests.



TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.



TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:



CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.



BANK INSTRUMENTS



Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.



SPECIAL TRANSACTIONS



REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

TAX RISKS

* In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

* Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.



Ordinarily, the Fund will invest at least 65% of its portfolio in investment grade securities and unrated securities determined to be of equivalent quality. The remainder of the portfolio may be invested in securities rated below investment grade.



FUNDAMENTAL INVESTMENT POLICIES



The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax.



INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of the total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce securities interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contract, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

MAKING LOANS

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may invest more than 25% of the value of its assets in industrial development bonds. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. As to industrial development bonds, the Fund may purchase securities of an issuer resulting in the ownership of more than 25% of the Fund's assets in one industry, and the Fund reserves the right to invest more than 25% of its assets in industrial development bonds in the same state.

Except as otherwise noted, the above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

PLEDGING ASSETS

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

The Fund will not purchase any securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

The Fund applies its concentration of investments restriction as follows:



* utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;

* financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and

* asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.

DETERMINING MARKET VALUE OF SECURITIES



Market values of the Fund's portfolio securities are determined as follows:

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

* the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;



* any associated person of an investment dealer who has a sales agreement with the Distributor; and



* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;



* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

* of Shares that represent a reinvestment within 120 days of a previous redemption;

* of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS B SHARES AND CLASS C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

* an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:




                        ADVANCE PAYMENTS
                        AS A PERCENTAGE OF
AMOUNT                  PUBLIC OFFERING PRICE
First $1 - $5 million   0.75%
Next $5 - $20 million   0.50%
Over $20 million        0.25%


For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.



As of July 1, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of the Fund's outstanding Class C Shares: Merrill Lynch, Pierce, Fenner & Smith, Inc. (for the sole benefit of its customers), Jacksonville, Florida, owned approximately 450,389 Shares (30.18%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of July 1, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, and C Shares.

An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




NAME                                                                                                TOTAL
BIRTHDATE                                                                            AGGREGATE      COMPENSATION
ADDRESS                             PRINCIPAL OCCUPATIONS                            COMPENSATION   FROM FUND
POSITION WITH FUND                  FOR PAST FIVE YEARS                              FROM FUND      AND FUND COMPLEX
JOHN F. DONAHUE*#+                  Chief Executive Officer                                     $0   $0 for the Fund and
Birth Date: July 28, 1924           and Director or Trustee of                                        54 other investment
Federated Investors Tower           the Federated Fund                                                companies in the Fund
1001 Liberty Avenue                 Complex; Chairman and                                             Complex
Pittsburgh, PA                      Director, Federated
CHAIRMAN and DIRECTOR               Investors, Inc.; Chairman
                                    and Trustee, Federated Investment Management
                                    Company; Chairman and Director, Federated
                                    Investment Counseling and Federated Global
                                    Investment Management Corp.; Chairman,
                                    Passport Research, Ltd.
THOMAS G. BIGLEY                    Director or Trustee of the Federated Fund           $1,447.21   $113,860.22 for the Fund
Birth Date: February 3, 1934        Complex; Director, Member of Executive                          and 54 other investment
15 Old Timber Trail                 Committee, Children's Hospital of Pittsburgh;                   companies in the Fund
Pittsburgh, PA                      Director, Robroy Industries, Inc. (coated steel                 Complex
DIRECTOR                            conduits/computer storage equipment);
                                    formerly: Senior Partner, Ernst & Young LLP;
                                    Director, MED 3000 Group, Inc. (physician
                                    practice management); Director, Member of
                                    Executive Committee, University of Pittsburgh.
JOHN T. CONROY, JR.                 Director or Trustee of the Federated Fund           $1,592.16   $125,264.48 for the Fund
Birth Date: June 23, 1937           Complex; President, Investment Properties                       and 54 other investment
Wood/IPC Commercial Dept.           Corporation; Senior Vice President,                             companies in the Fund
John R. Wood Associates, Inc.       John R. Wood and Associates, Inc., Realtors;                    Complex
Realtors                            Partner or Trustee in private real estate ventures
3255 Tamiami Trial North            in Southwest Florida; formerly: President,
Naples, FL                          Naples Property Management, Inc. and
DIRECTOR                            Northgate Village Development Corporation

NICHOLAS CONSTANTAKIS               Director or Trustee of the Federated Fund           $1,447.21   $47,958.02 for the Fund
Birth Date: September 3, 1939       Complex; formerly: Partner, Andersen                            and 39 other investment
175 Woodshire Drive                 Worldwide SC.                                                   companies in the Fund
Pittsburgh, PA                                                                                      Complex
DIRECTOR

JOHN F. CUNNINGHAM                  Director or Trustee of some of the Federated          $356.83   $0 for the Fund and
Birth Date: March 5, 1943           Fund Complex; Chairman, President and Chief                     40 other investment
353 El Brillo Way                   Executive Officer, Cunningham & Co., Inc.                       companies in the Fund
Palm Beach, FL                      (strategic business consulting); Trustee                        Complex
DIRECTOR                            Associate, Boston College; Director, EMC
                                    Corporation (computer storage systems);
                                    formerly: Director, Redgate Communications.

                                    Previous Positions: Chairman of the Board and
                                    Chief Executive Officer, Computer Consoles,
                                    Inc.; President and Chief Operating Officer,
                                    Wang Laboratories; Director, First National
                                    Bank of Boston; Director, Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*            Director or Trustee of the Federated Fund           $1,447.21   $113,860.22 for the
Birth Date: October 11, 1932        Complex; Professor of Medicine, University of                   Fund and 54 other investment
3471 Fifth Avenue                   Pittsburgh; Medical Director, University of                     companies in the Fund
Suite 1111                          Pittsburgh Medical Center - Downtown;                           Complex
Pittsburgh, PA                      Hematologist, Oncologist, and Internist,
DIRECTOR                            University of Pittsburgh Medical Center;
                                    Member, National Board of Trustees, Leukemia
                                    Society of America.

PETER E. MADDEN                     Director or Trustee of the Federated Fund           $1,482.96   $113,860.22 for the
Birth Date: March 16, 1942          Complex; formerly: Representative,                              Fund and 54 other investment
One Royal Palm Way                  Commonwealth of Massachusetts General                           companies in the Fund
100 Royal Palm Way                  Court; President, State Street Bank and Trust                   Complex
Palm Beach, FL                      Company and State Street Corporation.
DIRECTOR
                                    Previous Positions: Director, VISA USA and
                                    VISA International; Chairman and Director,
                                    Massachusetts Bankers Association; Director,
                                    Depository Trust Corporation; Director, The
                                    Boston Stock Exchange.

NAME                                                                                                TOTAL
BIRTHDATE                                                                            AGGREGATE      COMPENSATION
ADDRESS                             PRINCIPAL OCCUPATIONS                            COMPENSATION   FROM FUND
POSITION WITH FUND                  FOR PAST FIVE YEARS                              FROM FUND      AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.++         Director or Trustee of some                                $0   $0 for the Fund and
Birth Date: April 10, 1945          of the Federated Fund                                           43 other investment
80 South Road                       Complex; Management                                             companies in the Fund
Westhampton Beach, NY               Consultant.                                                     Complex
DIRECTOR
                                    Previous Positions: Chief Executive Officer,
                                    PBTC International Bank; Partner, Arthur
                                    Young & Company (now Ernst & Young LLP);
                                    Chief Financial Officer of Retail Banking
                                    Sector, Chase Manhattan Bank; Senior Vice
                                    President, Marine Midland Bank; Vice
                                    President, Citibank; Assistant Professor of
                                    Banking and Finance, Frank G. Zarb School of
                                    Business, Hofstra University.

JOHN E. MURRAY, JR., J.D., S.J.D.#  Director or Trustee of the Federated Fund           $1,482.96   $113,860.22 for the Fund
Birth Date: December 20, 1932       Complex; President, Law Professor, Duquesne                     and 54 other investment
President, Duquesne University      University; Consulting Partner, Mollica &                       companies in the Fund
Pittsburgh, PA                      Murray; Director, Michael Baker Corp.                           Complex
DIRECTOR                           (engineering, construction, operations, and
                                    technical services).

                                    Previous Positions: Dean and Professor of Law,
                                    University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University
                                    School of Law.

MARJORIE P. SMUTS                   Director or Trustee of the Federated Fund           $1,447.21   $113,860.22 for the
Birth Date: June 21, 1935           Complex; Public Relations/Marketing/                            Fund and 54 other investment
4905 Bayard Street                  Conference Planning.                                            companies in the Fund
Pittsburgh, PA
DIRECTOR                            Previous Positions: National Spokesperson,                      Complex
                                    Aluminum Company of America; television
                                    producer; business owner.

JOHN S. WALSH++                     Director or Trustee of some of the Federated               $0   $0 for the Fund and
Birth Date: November 28, 1957       Fund Complex; President and Director, Heat                      41 other investment
2007 Sherwood Drive                 Wagon, Inc. (manufacturer of construction                       companies in the Fund
Valparaiso, IN                      temporary heaters); President and Director,                     Complex
DIRECTOR                            Manufacturers Products, Inc. (distributor of
                                    portable construction heaters); President,
                                    Portable Heater Parts, a division of
                                    Manufacturers Products, Inc.; Director, Walsh &
                                    Kelly, Inc. (heavy highway contractor); formerly:
                                    Vice President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE*+            President or Executive Vice President of the               $0   $0 for the Fund and
Birth Date: April 11, 1949          Federated Fund Complex; Director or Trustee of                  22 other investment
Federated Investors Tower           some of the Funds in the Federated Fund                         companies in the Fund
1001 Liberty Avenue                 Complex; President and Director, Federated                      Complex
Pittsburgh, PA                      Investors, Inc.; President and Trustee, Federated
PRESIDENT and DIRECTOR              Investment Management Company; President
                                    and Director, Federated Investment Counseling
                                    and Federated Global Investment Management
                                    Corp.; President, Passport Research, Ltd.;
                                    Trustee, Federated Shareholder Services
                                    Company; Director, Federated Services
                                    Company.

EDWARD C. GONZALES                  Trustee or Director of some of the Funds in the            $0   $0 for the Fund and
Birth Date: October 22, 1930        Federated Fund Complex; President, Executive                    1 other investment
Federated Investors Tower           Vice President and Treasurer of some of the                     company in the Fund
1001 Liberty Avenue                 Funds in the Federated Fund Complex; Vice                       Complex
Pittsburgh, PA                      Chairman, Federated Investors, Inc.; Vice
EXECUTIVE VICE PRESIDENT            President, Federated Investment Management
                                    Company, Federated Investment Counseling,
                                    Federated Global Investment Management
                                    Corp. and Passport Research, Ltd.; Executive
                                    Vice President and Director, Federated
                                    Securities Corp.; Trustee, Federated Shareholder
                                    Services Company.

JOHN W. MCGONIGLE                   Executive Vice President and Secretary of the              $0   $0 for the Fund and
Birth Date: October 26, 1938        Federated Fund Complex; Executive Vice                          54 other investment
Federated Investors Tower           President, Secretary, and Director, Federated                   companies in the Fund
1001 Liberty Avenue                 Investors, Inc.; Trustee, Federated Investment                  Complex
Pittsburgh, PA                      Management Company; Director, Federated
EXECUTIVE VICE PRESIDENT and        Investment Counseling and Federated Global
SECRETARY                           Investment Management Corp.; Director
                                    Federated Services Company; Director,
                                    Federated Securities Corp.

RICHARD J. THOMAS                   Treasurer of the Federated Fund Complex; Vice              $0   $0 for the Fund
Birth Date: June 17, 1954           President - Funds Financial Services Division,                  and 54 other investment
Federated Investors Tower           Federated Investors, Inc.; formerly: various                    companies in the Fund
1001 Liberty Avenue                 management positions within Funds Financial                     Complex
Pittsburgh, PA                      Services Division of Federated Investors, Inc.
TREASURER

RICHARD B. FISHER                   President or Vice President of some of the                 $0   $0 for the Fund and
Birth Date: May 17, 1923            Funds in the Federated Fund Complex; Director                   6 other investment
Federated Investors Tower           or Trustee of some of the Funds in the                          companies in the Fund
1001 Liberty Avenue                 Federated Fund Complex; Executive Vice                          Complex
Pittsburgh, PA                      President, Federated Investors, Inc.; Chairman
VICE PRESIDENT                      and Director, Federated Securities Corp.

NAME                                                                                                TOTAL
BIRTHDATE                                                                            AGGREGATE      COMPENSATION
ADDRESS                             PRINCIPAL OCCUPATIONS                            COMPENSATION   FROM FUND
POSITION WITH FUND                  FOR PAST FIVE YEARS                              FROM FUND      AND FUND COMPLEX
WILLIAM D. DAWSON, III              Chief Investment Officer                                   $0   $0 for the Fund and
Birth Date: March 3, 1949           of this Fund and various                                        41 other investment
Federated Investors Tower           other Funds in the                                              companies in the Fund
1001 Liberty Avenue                 Federated Fund Complex;                                         Complex
Pittsburgh, PA                      Executive Vice President,
CHIEF INVESTMENT OFFICER            Federated Investment Counseling, Federated
                                    Global Investment Management Corp.,
                                    Federated Investment Management Company and
                                    Passport Research, Ltd.; Registered
                                    Representative, Federated Securities Corp.;
                                    Portfolio Manager, Federated Administrative
                                    Services; Vice President, Federated
                                    Investors, Inc.; formerly: Executive Vice
                                    President and Senior Vice President,
                                    Federated Investment Counseling
                                    Institutional Portfolio Management Services
                                    Division; Senior Vice President, Federated
                                    Investment Management Company and Passport
                                    Research, Ltd.
MARY JO OCHSON                      Mary Jo Ochson has been the Fund's portfolio               $0   $0 for the Fund and
Birth Date: September 12, 1953      manager since 1996. She is Vice President of                    7 other investment
Federated Investors Tower           the Fund. Ms. Ochson joined Federated in 1982                   companies in the Fund
1001 Liberty Avenue                 and has been a Senior Portfolio Manager and a                   Complex
Pittsburgh, PA                      Senior Vice President of the Fund's Adviser
VICE PRESIDENT                      since 1996. From 1988 through 1995,
                                    Ms. Ochson served as a Portfolio Manager and
                                    a Vice President of the Fund's Adviser.
                                    Ms. Ochson is a Chartered Financial Analyst
                                    and received her M.B.A. in Finance from the
                                    University of Pittsburgh.





+ Mr. Donahue is the father of J. Christopher Donahue, President and Director of the Fund.



++ Mr. Walsh became a member of the Board of Directors on January 1, 1999. Mr. Mansfield became a member of the Board of Directors on June 30, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS



The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES




FOR THE YEAR ENDED
MARCH 31, 1999                 1999            1998            1997
Advisory Fee Earned          $ 3,832,697     $ 3,872,458     $ 4,379,885
Brokerage Commissions                  0               0               0
Administrative Fee               517,819         530,941         547,583
12B-1 FEE
Class B Shares                   653,674               -           -
Class C Shares                   129,084               -           -
SHAREHOLDER SERVICES FEE
Class A Shares                 1,455,986               -           -
Class B Shares                   217,892               -           -
Class C Shares                    43,028               -           -


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns given for the one-year, five-year and ten-year or start of performance periods ended December 31, 1998.


Yield and Tax-Equivalent Yield given for the 30-day period ended March 31, 1999.






                       30-DAY
                       PERIOD    1 YEAR    5 YEARS   10 YEARS
CLASS A SHARES
Total Return           NA        0.84%     3.85%     6.62%
Yield                  4.19%     NA        NA        NA
Tax-Equivalent Yield   6.94%     NA        NA        NA

                       30-DAY                        START OF PERFORMANCE
                       PERIOD    1 YEAR    5 YEARS   ON 7/26/94
CLASS B SHARES
Total Return           NA        (1.08%)   NA        4.64%
Yield                  3.50%     NA        NA        NA
Tax-Equivalent Yield   5.79%     NA        NA        NA

                       30-DAY                        START OF PERFORMANCE
                       PERIOD    1 YEAR    5 YEARS   ON 4/21/93
CLASS C SHARES
Total Return           NA        3.58%     3.90%     4.26%
Yield                  3.51%     NA        NA        NA
Tax-Equivalent Yield   5.81%     NA        NA        NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.




TAXABLE YIELD EQUIVALENT
FOR 1999 MULTISTATE
MUNICIPAL FUND
FEDERAL INCOME TAX
BRACKET:                     15.00%             28.00%                      31.00%            36.00%             39.60%
Joint Return                 $1-43,050                   $43,051-104,050   $104,051-158,550   $158,551-283,150   Over  283,150
Single Return                $1-25,750                   $25,751-62,450    $62,451-130,250    $130,251-283,150   Over  283,150
TAX EXEMPT YIELD:           TAXABLE YIELD EQUIVALENT:
1.00%                       1.18%                         1.39%             1.45%              1.56%              1.66%
1.50%                       1.76%                         2.08%             2.17%              2.34%              2.48%
2.00%                       2.35%                         2.78%             2.90%              3.13%              3.31%
2.50%                       2.94%                         3.47%             3.62%              3.91%              4.14%
3.00%                       3.53%                         4.17%             4.35%              4.69%              4.97%
3.50%                       4.12%                         4.86%             5.07%              5.47%              5.79%
4.00%                       4.71%                         5.56%             5.80%              6.25%              6.62%
4.50%                       5.29%                         6.25%             6.52%              7.03%              7.45%
5.00%                       5.88%                         6.94%             7.25%              7.81%              8.28%
5.50%                       6.47%                         7.64%             7.97%              8.59%              9.11%
6.00%                       7.06%                         8.33%             8.70%              9.38%              9.93%
6.50%                       7.65%                         9.03%             9.42%            10.16%             10.76%
7.00%                       8.24%                         9.72%           10.14%             10.94%             11.59%
7.50%                       8.82%                       10.42%            10.87%             11.72%             12.42%
8.00%                       9.41%                       11.11%            11.59%             12.50%             13.25%




Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:



* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.



The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the general municipal bond funds category in advertising and sales literature.

LEHMAN BROTHERS REVENUE BOND INDEX

Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attribute for the index are calculated semi-monthly.

LEHMAN BROTHERS MUNICIPAL BOND INDEX

Lehman Brothers Municipal Bond Index is an unmanaged broad based total return performance benchmark for the long-term, investment grade bond market.

LEHMAN SEVEN YEAR STATE GENERAL OBLIGATIONS INDEX

Lehman Seven Year State General Obligations Index is an index of general obligation bonds rated A or better with 6-8 years to maturity.

MORNINGSTAR, INC.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS



In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.



GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS



Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information



The Financial Statements for the Fund for the fiscal year ended March 31, 1999, are incorporated herein by reference to the Annual Report to Shareholders of Federated Municipal Securities Fund, Inc. dated March 31, 1999.



Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED MUNICIPAL SECURITIES FUND, INC.

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS



Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116




PART C.         OTHER INFORMATION.

Item 23.          Financial Statements and Exhibits:

     a)  (i)      Conformed copy of Articles of Incorporation of the
                    Registrant; (14)
         (ii) Copy of amendment to Articles of Incorporation of the Registrant; (14)
     b)  (i)      Copy of Amended and Restated By-Laws of the Registrant; (14)
         (ii)     Copy of Amendment to By-Laws effective August 26, l987; (8)
        (iii)    Copy of Amendment to By-Laws effective September 30, 1976; (14)
         (iv)     Copy of Amendment to By-Laws effective February 17, 1984; (14)
         (v)      Copy of Amendment to By-Laws effective February 21, 1985; (14)
         (vi)     Copy of Amendment to By-Laws effective August 27, 1986; (14)
         (vii)    Copy of Amendment to By-Laws effective February 2, 1987; (14)
         (viii)Copy of Amendment to By-Laws effective February 23, 1998; (18)
         (ix)     Copy of Amendment to By-Laws effective February 27, 1998; (18)
         (x)      Copy of Amendment to By-Laws effective May 12, 1998; (18)
     c) Conformed copies of Specimen Certificates for Shares of Capital Stock of the Registrant's Class A Shares, Class B Shares, and Class C Shares;
         (16)
     d) Conformed copy of Investment Advisory Contract of the Registrant; (9) e)
     (i) Conformed copy of Distributor's Contract of the Registrant; (12)
         (ii)    Conformed copy of Exhibit D to the Distributor's Contract; (13)
         (iii)   Conformed copy of Distributor's Contract (Class B Shares)
                    including Exhibit 1 and Schedule A; (17)
         (iv)     The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual
                  Funds Service Agreement; and Plan Trustee/Mutual Funds Service
                  Agreement from Item 24(b)(6) of the Cash Trust Series II
                  Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Numbers 33-38550 and 811-6269);
     f)  Not applicable;
---------------------

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed July 27, 1989. (File Nos. 2-57181 and 811-2677)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed July 17, 1990. (File Nos. 2-57181 and 811-2677)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed May 25, 1994. (File Nos. 2-57181 and 811-2677)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed May 25, 1995. (File Nos. 2-57181 and 811-2677)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed April 26, 1996. (File Nos. 2-57181 and 811-2677)

16. Response is incorporated by reference to Registrant's Post Effective Amendment No. 50 on Form N-1A filed May 29, 1997. (File Nos. 2-57181 and 811-2677)

17. Response is incorporated by reference to Registrant's Post Effective Amendment No. 51 on Form N-1A filed May 29, 1998. (File Nos. 2-57181 and 811-2677)

18. Response is incorporated by reference to Registrant's Post Effective Amendment No. 52 on Form N-1A filed July 28, 1998. (File Nos. 2-57181 and 811-2677)

     g) (i) Conformed copy of Custodian Contract of the Registrant; (13) (ii) Conformed copy of Custody Fee Schedule; (17)

     h)  (i)      Conformed copy of Agreement for Fund Accounting Services,
                  Administrative Services, Transfer Agency Services and Custody
                  Services Procurement; (15)
         (ii) The responses described in Item 24(b)(6)(iii) are hereby incorporated by reference.
         (iii)    The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos.
                  2-75670 and 811-3375);
         (iv) Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares) including Exhibit 1 and Schedule A; (17)
         (v)      Conformed copy of Shareholders Services Agreement
                   (Class B Shares) including Exhibit 1 and Schedule A; (17)
         (vi) Conformed copy of Amended and Restated Shareholder Services Agreement; (18)
     i)  Not applicable;
     j) Conformed copy of Independent Auditors' Consent; (+) k) Not applicable;
     l) Not applicable;
     m)  (i) Conformed copy of the 12b-1 Distribution Plan of the Registrant;
         (12) (ii) Conformed copy of Exhibit C of the 12b-1 Distribution Plan of the Registrant; (13) (iii) The responses described in Item 24(b)(6)(iii) are hereby incorporated by reference.
         (iv) Conformed copy of Exhibit 1 and Schedule A to the 12b-1 Distribution Plan (Class B Shares) of the Registrant; (17) n) Copy of Financial Data Schedules; (not included per footnote 60 of Release No. 33-7684) o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World
         Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos.
         33-52149 and 811-07141);
     p)  Conformed copy of Power of Attorney. (+)

----------------------

+ All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed May 25, 1994. (File Nos. 2-57181 and 811-2667)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed May 25, 1995. (File Nos. 2-57181 and 811-2677)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed May 28, 1996. (File Nos. 2-57181 and 811-2677)

16. Response is incorporated by reference to Registrant's Post Effective Amendment No. 50 on Form N-1A filed May 29, 1997. (File Nos. 2-57181 and 811-2677)

17. Response is incorporated by reference to Registrant's Post Effective Amendment No. 51 on Form N-1A filed May 29, 1998. (File Nos. 2-57181 and 811-2677)

18. Response is incorporated by reference to Registrant's Post Effective Amendment No. 52 on Form N-1A filed July 28, 1998. (File Nos. 2-57181 and 811-2677)

Item 24. Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.      Indemnification:(11)

Item 26.      Business and Other Connections of Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:   William D. Dawson, III
                                           Henry A. Frantzen
                                           J. Thomas Madden

              Senior Vice Presidents:      Joseph M. Balestrino
                                           Drew J. Collins
                                           Jonathan C. Conley
                                           Deborah A. Cunningham
                                           Mark E. Durbiano
                                           Sandra L. McInerney
                                           Susan M. Nason
                                           Mary Jo Ochson
                                           Robert J. Ostrowski

              Vice Presidents:             Todd A. Abraham
                                           J. Scott Albrecht
                                           Arthur J. Barry
                                           Randall S. Bauer
                                           David A. Briggs
                                           Micheal W. Casey
                                           Kenneth J. Cody
                                           Alexandre de Bethmann
                                           Michael P. Donnelly
                                           Linda A. Duessel
                                           Donald T. Ellenberger
                                           Kathleen M. Foody-Malus
                                           Thomas M. Franks
                                           Edward C. Gonzales
                                           James E. Grefenstette
                                           Susan R. Hill
                                           Stephen A. Keen
                                           Robert K. Kinsey
                                           Robert M. Kowit
                                           Jeff A. Kozemchak



--------------------

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed July 22, 1992. (File Nos. 2-57181 and 811-2677)

              (Vice Presidents cont.)       Richard J. Lazarchic
                                            Steven Lehman
                                            Marian R. Marinack
                                            Keith J. Sabol
                                            Frank Semack
                                            Aash M. Shah
                                            Christopher Smith
                                            Tracy P. Stouffer
                                            Edward J. Tiedge
                                            Paige M. Wilhelm
                                            Jolanta M. Wysocka
                                            Marc Halperin

              Assistant Vice Presidents:    Nancy J. Belz
                                            Robert E. Cauley
                                            Lee R. Cunningham, II
                                            B. Anthony Delserone, Jr.
                                            Paul S. Drotch
                                            Salvatore A. Esposito
                                            Donna M. Fabiano
                                            John T. Gentry
                                            William R. Jamison
                                            Constantine Kartsonsas
                                            John C. Kerber
                                            Grant K. McKay
                                            Natalie F. Metz
                                            Joseph M. Natoli
                                            John Sheehy
                                            Michael W. Sirianni
                                            Leonardo A. Vila
                                            Lori A. Wolff
                                            Gary Farwell

              Secretary:                    Stephen A. Keen

              Treasurer:                    Thomas R. Donahue

              Assistant Secretaries:        Thomas R. Donahue
                                            Richard B. Fisher
                                            Christine I. Newcamp

              Assistant Treasurer:          Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



(b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President,                                       President
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

(c)               Not applicable.

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                             Federated Investors Tower
                                                       1001 Liberty Avenue
                                                       Pittsburgh, PA 15222-3779
       (Notices should be sent to the Agent for Service at above address)

                                                       Federated Investors Funds
                                                       5800 Corporate Drive
                                                       Pittsburgh, PA 15237-7000

Federated Shareholder Services Company                 Federated Investors Tower
("Transfer Agent and Dividend                          1001 Liberty Avenue
Disbursing Agent")                                     Boston, MA 02266-8600

Federated Services Company                             Federated Investors Tower
("Administrator")                                      1001 Liberty Avenue
                                                       Pittsburgh, PA 15222-3779

Federated Advisers                                     Federated Investors Tower
("Adviser")                                            1001 Liberty Avenue
                                                       Pittsburgh, PA 15222-3779

State Street Bank and Trust Company                    P.O. Box 8600
("Custodian")                                          Boston, MA 02266-8600


Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16 (c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL SECURITIES FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of July, 1999.

                    FEDERATED MUNICIPAL SECURITIES FUND, INC.
                           BY: /s/ Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           July 30, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                                 TITLE                       DATE

By:   /s/ Leslie K. Ross                Attorney In Fact         July 30, 1999
      Leslie K. Ross                    For the Persons
      ASSISTANT SECRETARY               Listed Below

William D. Dawson*                      Chief Investment
                                        Officer

John F. Donahue*                        Chairman and Director
                                        (Chief Executive Officer)

J. Christopher Donahue*                 President and Director

John W. McGonigle*                      Executive Vice
                                        President and Secretary

Richard J. Thomas                       Treasurer
                                        (Principal Financial and
                                        Accounting Officer)

Thomas G. Bigley*                             Director

John T. Conroy, Jr.*                          Director

Nicholas P. Constantakis*                     Director

John F. Cunningham*                           Director

Lawrence D. Ellis, M.D.*                      Director

Peter E. Madden*                              Director

Charles F. Mansfield, Jr.                     Director

John E. Murray, Jr., J.D., S.J.D.*            Director

Marjorie P. Smuts*                            Director

John S. Walsh*                                Director

* By Power of Attorney